Dreyfus Funds, Inc.

-          Dreyfus Mid-Cap Growth Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, is a supplement to the Fund's prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on October 18, 2013 (SEC Accession No.0000813383-13-000035).